Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pointbreak ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2016